Description of the plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the plan	Description of the plan
General

The Bread Financial 401(k) Plan (the “Plan”) is a defined contribution plan covering certain employees of Bread Financial Payments, Inc., a wholly-owned subsidiary of Bread Financial Holdings, Inc. (“BFH Securities”), and its affiliates (the “Employer”). Employees of the Employer that are 18 years of age, are generally eligible to participate immediately.

The following description of the Plan provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

Trustee and recordkeeper

T. Rowe Price Trust Company (the “Trustee”), serves as the trustee and holds the Plan’s investments and T. Rowe Price Retirement Plan Services, Inc. provides recordkeeping services to the Plan.

Administration

Effective February 24, 2026, the Employer established the Investment Committee, which assumed responsibility for the general operation and administration of the Plan. Prior to the effective date, these responsibilities were performed by the Benefits Operations Committee.

Contributions

Employer’s Matching Contributions

The Employer matches 50% of the first 6% of eligible compensation contributed by a participant, calculated on a payroll period basis.

At the end of each Plan year, the Employer makes an additional true-up matching contribution, if necessary, so that the total matching contribution for the year equals the applicable match percentage on the participant’s eligible compensation and voluntary contributions for the Plan year. The annual eligible compensation of each participant taken into account under the Plan is limited to the maximum amount permitted under Section 401(a)(17) of the Internal Revenue Code (the “Code”). The annual eligible compensation limit for the Plan years ended December 31, 2025 and 2024 was $350,000 and $345,000, respectively.

Employer’s Safe Harbor Non-Elective Contributions

The Employer makes a safe harbor non-elective contribution equal to 3% of eligible annual compensation as of the end of the Plan year. The annual eligible compensation of each participant taken into account under the Plan is limited to the maximum amount permitted under Section 401(a)(17) of the Code.

Participant’s Voluntary Contributions

A participant may elect to make voluntary contributions of 1% to 85% of his or her annual eligible compensation. The participant may designate their voluntary contributions as tax-deferred, after-tax Roth, after-tax regular contributions, or any combination thereof. Tax-deferred and after-tax Roth contributions are limited to the maximum amount permitted under Section 402(g) of the Code, which was $23,500 and $23,000 for each of the Plan years ended December 31, 2025 and 2024, respectively. Regular after-tax contributions are limited by the Code based on total participant and Employer contributions to the participant. Sections 401(k)(3) and 401(m)(3) of the Code may limit the amount of voluntary contributions that participants are allowed to make.

For the Plan year ended December 31, 2025, participants who have attained age 50 before the end of the Plan year are eligible to make additional catch-up tax-deferred or after-tax Roth contributions, including higher catch-up limits for participants who are ages 60 to 63, all in accordance with applicable Code limits. For the Plan year ended December 31,
2024, participants who have attained age 50 before the end of the Plan year were eligible to make catch-up tax-deferred or after-tax Roth contributions in accordance with applicable Code limits.

A participant may also contribute amounts representing a distribution from another qualified defined contribution plan (rollover).

Investment options

The participant directs both their own and the Employer’s contributions into the investment alternatives offered by the Plan. At any time, participants may also elect to reallocate existing account balances between investment alternatives or to change their investment elections for future contributions. The Plan currently offers collective investment trusts, mutual funds, self-managed brokerage accounts, and the common stock of BFH Securities as investment options.

The Employer periodically reviews and may make changes to the investment alternatives available. If a participant makes no investment election, all contributions made into such participant’s account are invested in the Plan’s qualified default investment alternative (“QDIA”). The Plan’s QDIA is the age-appropriate Vanguard Fiduciary Trust Company Target Retirement target date trusts, which is determined based on the participant’s date of birth.

Participant accounts

The Plan credits each participant’s account with the participant’s voluntary contributions and allocations of 1) the Employer’s contributions, 2) investment earnings, and 3) administrative expenses. The benefit to which a participant is entitled is equal to the vested balance in the participant’s account.

Vesting

A participant is fully and immediately vested in any voluntary contributions, rollover contributions, Employer safe harbor non-elective contributions, and Employer safe harbor matching contributions made prior to December 31, 2023. Beginning January 1, 2023, the Employer’s matching contributions are on a three-year cliff vesting schedule, and each participant is credited with a year of vesting service for each Plan year that the participant is credited with at least 500 hours of service.

For all associates employed as of, or subsequent to, January 1, 2007, any employer discretionary profit sharing contributions that were previously provided vest on a three-year cliff vesting schedule. For all associates terminated prior to January 1, 2007, any employer discretionary profit sharing contributions that were previously provided were on a five-year cliff vesting schedule.

Payment of benefits

The full value of participants' accounts becomes payable upon retirement, disability, termination due to reduction in force, or death. Upon termination of employment for any other reason, participants' accounts, to the extent vested, become payable.

Distributions are generally made in the form of a lump-sum, partial distribution, or in the form of substantially equal installments over a fixed number of years that do not exceed the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary. Those participants holding shares of BFH Securities will have the option to receive such amounts in whole shares of BFH Securities and cash for any fractional shares. Participants have the option of having their benefit paid directly to an eligible retirement plan or to an individual retirement account specified by the participant.

Terminated participants based on age are required to take minimum annual distributions in accordance with Section 401(a)(9) of the Code. Minimum annual distributions are also required for participants who are 5% owners (as defined in Section 416 of the Code).

In-service withdrawals

A participant may elect to withdraw an amount in cash from the participant’s after-tax regular account and their rollover account at any time.
A participant, upon reaching age 59 1/2, may withdraw up to 100% of the participant’s vested account balance.

A participant may request a hardship distribution due to an immediate and heavy financial need based on the terms of the Plan.

Participant loans

Participants are permitted to borrow from their account the lesser of $50,000 or 50% of the vested balance of their account, with repayment generally made from payroll deductions. The borrowing is a separate earmarked investment of the participant’s account. Interest on the borrowing is based on the prime interest rate as reported in the Wall Street Journal on the first business day of the month in which the loan occurs plus two percent. Loan repayments, including interest and applicable loan fees, are generally repaid through payroll deductions.

Amounts allocated to participants withdrawn from the Plan

There were no amounts allocated, but not yet paid, to participants who have withdrawn from the Plan as of December 31, 2025 and 2024.

Forfeitures

The Plan may use forfeitures to reduce Employer contributions or pay Plan expenses if so elected. The Plan used forfeitures to reduce Employer contributions by $45,863 and $355,000 for the years ended December 31, 2025 and 2024, respectively. There were $0 and $60,393 of unused forfeitures as of December 31, 2025 and 2024, respectively.

Expenses

Administrative expenses are paid directly by the Employer except for expenses for expedited processing of participant loan or distribution proceeds which are charged to participants’ accounts and disclosed in the financial statements as administrative expenses. Brokerage fees, transfer taxes and other expenses incurred in connection with the investment of the Plan’s assets increase the cost of investments purchased or deducted from the proceeds of investments sold.